LVIP Delaware Value Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.79%
Aerospace & Defense–6.26%
Northrop Grumman	72,300	$ 26,038,845
Raytheon Technologies	285,774	24,565,133
		50,603,978
Banks–6.32%
Truist Financial	438,700	25,729,755
US Bancorp	425,700	25,303,608
		51,033,363
Chemicals–2.63%
DuPont de Nemours	311,983	21,211,724
		21,211,724
Communications Equipment–6.32%
Cisco Systems	462,800	25,190,204
Motorola Solutions	111,300	25,857,216
		51,047,420
Consumer Finance–3.23%
Discover Financial Services	212,400	26,093,340
		26,093,340
Diversified Telecommunication Services–2.92%
Verizon Communications	437,100	23,607,771
		23,607,771
Electric Utilities–2.98%
Edison International	434,100	24,079,527
		24,079,527
Entertainment–2.96%
†Walt Disney	141,284	23,901,014
		23,901,014
Equity Real Estate Investment Trusts–3.14%
Equity Residential	313,100	25,336,052
		25,336,052
Food Products–5.78%
Archer-Daniels-Midland	391,700	23,505,917
Conagra Brands	684,404	23,180,763
		46,686,680
Health Care Equipment & Supplies–0.83%
Baxter International	83,092	6,683,090
		6,683,090
Health Care Providers & Services–7.68%
Cardinal Health	298,928	14,784,979
Cigna	110,451	22,107,872
CVS Health	296,800	25,186,448
		62,079,299
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–2.91%
Honeywell International	110,673	$ 23,493,664
		23,493,664
Insurance–6.17%
American International Group	460,600	25,282,334
MetLife	398,486	24,598,541
		49,880,875
IT Services–5.51%
Cognizant Technology Solutions Class A	312,222	23,169,995
Fidelity National Information Services	175,534	21,358,977
		44,528,972
Machinery–2.73%
Dover	142,057	22,089,863
		22,089,863
Media–3.08%
Comcast Class A	444,848	24,880,349
		24,880,349
Multiline Retail–5.75%
Dollar General	113,786	24,138,562
†Dollar Tree	233,100	22,312,332
		46,450,894
Oil, Gas & Consumable Fuels–3.18%
ConocoPhillips	379,752	25,735,793
		25,735,793
Pharmaceuticals–8.98%
Johnson & Johnson	148,800	24,031,200
Merck & Co.	336,500	25,274,515
Viatris	1,717,312	23,269,578
		72,575,293
Semiconductors & Semiconductor Equipment–3.20%
Broadcom	53,400	25,895,262
		25,895,262
Software–3.05%
Oracle	283,200	24,675,216
		24,675,216
Specialty Retail–3.18%
Lowe’s	126,500	25,661,790
		25,661,790
Total Common Stock (Cost $514,905,210)		798,231,229

LVIP Delaware Value Fund–1

LVIP Delaware Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	9,829,165	$ 9,829,165
Total Money Market Fund (Cost $9,829,165)		9,829,165

TOTAL INVESTMENTS–100.01% (Cost $524,734,375)	808,060,394
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(97,905)
NET ASSETS APPLICABLE TO 28,483,316 SHARES OUTSTANDING–100.00%	$807,962,489

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Value Fund–2

LVIP Delaware Value Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$798,231,229	$—	$—	$798,231,229
Money Market Fund	9,829,165	—	—	9,829,165
Total Investments	$808,060,394	$—	$—	$808,060,394
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Value Fund–3